Financial Expenses, Net	12 Months Ended
Dec. 31, 2012
Financial Expenses, Net [Abstract]
Financial Expenses, Net
Note 13 - Financial Expenses, Net

	Year ended December 31
	2012	2011	2010
Interest and exchange rate expenses on
long-term loans	126	166	159
Expenses on short-term credit and bank
charges	281	464	342
Effect of exchange rate differences on other
expenses and net loss (gain) from derivative
instruments	137	110	109
Other financing expenses (income), net	(1)	-	(1)

	543	740	609

The Company uses forward contracts and options to manage its foreign exchange rate exposures. Such transactions were not designated as hedging instruments for accounting purposes.